Stockholders' Equity (Details) - $ / shares			6 Months Ended	12 Months Ended
	Jan. 24, 2018	Dec. 22, 2017	Jun. 30, 2018	Dec. 31, 2017
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)	42.40%	36.90%	39.40%	36.90%
Risk free interest rate (%)	1.75%	1.72%	2.11%	1.74%
Strike price	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Probability of if-converted scenario (%)	90.00%	90.00%	90.00%	90.00%
Probability assumed liquidation scenario (%)	10.00%	10.00%	10.00%	10.00%
Expected term of Option (years)	10 months 24 days	1 year	10 months 24 days	1 year
Option's fair value per share	$ 0.30		$ 0.13	$ 0.33
Series B Preferred Stock [Member]
Strike price	$ 1.10	$ 1.24	$ 0.83	$ 1.13